Significant Accounting Policies (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 6,045,053	$ 6,235,048	$ 26,071,995	$ 20,603,255
Point in Time [Member]
Total revenue	2,967,248	3,184,478	11,885,464	10,229,874
Over a Period of Time [Member]
Total revenue	3,077,805	30,550,570	14,186,531	10,373,381
In-Person [Member]
Total revenue	2,304,922	2,747,641	11,133,412	8,181,355
In-Person [Member] | Event Revenue [Member]
Total revenue	1,470,628	1,679,759	7,179,917	5,089,006
In-Person [Member] | Event Revenue [Member] | Point in Time [Member]
Total revenue	1,470,628	1,679,759	7,179,917	5,089,006
In-Person [Member] | Distribution Revenue [Member] | Point in Time [Member]
Total revenue	456,919	434,749	555,643	674,497
In-Person [Member] | Food and Beverage Revenue [Member]
Total revenue	232,299	371,866	1,158,004	814,247
In-Person [Member] | Food and Beverage Revenue [Member] | Point in Time [Member]
Total revenue	232,299	371,866	1,158,004	814,247
In-Person [Member] | Sponsorship Revenue [Member]
Total revenue	445,155	473,405	2,081,029	488,329
In-Person [Member] | Sponsorship Revenue [Member] | Point in Time [Member]
Total revenue	2,502	67,295	575,067	716,277
In-Person [Member] | Ticket and Gaming Revenue [Member]
Total revenue	138,687	172,039	543,204	1,621,721
In-Person [Member] | Ticket and Gaming Revenue [Member] | Point in Time [Member]
Total revenue	138,687	172,039	543,204	1,621,721
In-Person [Member] | Merchandising Revenue [Member]
Total revenue	18,049	50,572	171,014	167,194
In-Person [Member] | Merchandising Revenue [Member] | Point in Time [Member]
Total revenue	18,049	50,572	171,014	167,194
In-Person [Member] | Music Royalty Revenue [Member] | Point in Time [Member]
Total revenue	373,739	299,369	1,573,247	1,031,425
In-Person [Member] | Online Advertising Revenue [Member] | Point in Time [Member]
Total revenue	1,955		7,442	21,161
In-Person [Member] | Other Revenue [Member]
Total revenue	104		244	858
In-Person [Member] | Other Revenue [Member] | Point in Time [Member]
Total revenue	10,546	4,045	71,926	94,346
Interactive Revenue [Member]
Total revenue	2,523,234	2,385,785	9,440,179	9,175,243
Interactive Revenue [Member] | Sponsorship Revenue [Member] | Over a Period of Time [Member]
Total revenue	826,937	773,614	3,679,248	1,104,129
Interactive Revenue [Member] | Other Revenue [Member]
Total revenue	10,442	4,045	71,682	93,488
Interactive Revenue [Member] | Subscription Revenue [Member]
Total revenue	1,286,789	1,227,623	4,823,510	4,964,086
Interactive Revenue [Member] | Subscription Revenue [Member] | Over a Period of Time [Member]
Total revenue	1,286,789	1,227,623	4,823,510	4,964,086
Interactive Revenue [Member] | Virtual Product Revenue [Member]
Total revenue	924,315	923,495	3,699,180	3,093,973
Interactive Revenue [Member] | Virtual Product Revenue [Member] | Over a Period of Time [Member]
Total revenue	924,315	923,495	3,699,180	3,093,973
Interactive Revenue [Member] | Social Gaming Revenue [Member]
Total revenue	261,924	104,784	555,643	674,497
Interactive Revenue [Member] | Social Gaming Revenue [Member] | Point in Time [Member]
Total revenue	261,924	104,784
Interactive Revenue [Member] | Social Gaming Revenue [Member] | Over a Period of Time [Member]
Total revenue			1,694,429	861,994
Interactive Revenue [Member] | Licensing Revenue [Member]
Total revenue	39,764	125,838	290,164	349,199
Interactive Revenue [Member] | Licensing Revenue [Member] | Over a Period of Time [Member]
Total revenue	$ 39,764	$ 125,838	$ 290,164	$ 349,199